SEGMENTED INFORMATION	12 Months Ended
Dec. 31, 2012
SEGMENTED INFORMATION
SEGMENTED INFORMATION

20.  SEGMENTED INFORMATION

The following tables present certain information with respect to geographic segmentation:

Revenues — years ended December 31,	2012	2011	2010
		(previously in US dollars — note 1(c))
Europe	$75,867	$77,894	$75,631
Canada	61,319	60,146	58,983
United States	31,632	30,762	32,158
Mexico	12,297	12,135	12,350

	$181,115	$180,937	$179,122

Real estate properties, net — as at December 31,	2012	2011
		(previously in US dollars — note 1(c))
Europe	$449,599	$461,529
Canada	404,336	410,150
United States	219,653	215,167
Mexico	62,570	67,934

	$1,136,158	$1,154,780

Fixed assets, net — as at December 31,	2012	2011
		(previously in US dollars — note 1(c))
Europe	$266	$5
Canada	1,571	31

	$1,837	$36